Statement of Income (USD $)	3 Months Ended		12 Months Ended		73 Months Ended	76 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014	Nov. 30, 2014
Income Statement
Professional Fees	$ 28,425	$ 52,091	$ 115,469	$ 63,201	$ 449,802	$ 478,227
Consulting	43,814	24,131	140,364	418,629	1,353,671	1,397,485
Research and Development Expense	39,614	23,705	128,387	91,493	1,042,199	1,081,813
General and Administrative Expense	95,040	87,278	384,058	775,040	2,623,907	2,716,149
Operating Expenses	206,893	187,205	768,278	1,348,363	5,469,579	5,673,674
Operating Income (Loss)	(206,893)	(187,205)	(768,278)	(1,348,363)	(5,469,579)	(5,673,674)
Interest Expense		1,667	(325,989)	546,123	220,137	222,935
Settlement Expense			1,101,685		1,101,685	1,101,685
Derivative Loss On Derivative	(250,000)	(8,336)	674,656	350,344	1,025,000	775,000
Interest and Debt Expense	(250,000)	(6,669)	1,450,352	896,467	2,346,822	2,099,620
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	43,107	(180,536)	(2,218,630)	(2,244,830)	(7,816,401)	(7,773,294)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	43,107	(180,536)	(2,218,630)	(2,244,830)	(7,816,401)	(7,773,294)
Net Income (Loss) Attributable to Parent	43,107	(180,536)	(2,218,630)	(2,244,830)	(7,816,401)	(7,773,294)
ComprehensiveIncomeNetOfTax	$ 43,107	$ (180,536)	$ (2,218,630)	$ (2,244,830)	$ (7,816,401)	$ (7,773,294)
Earnings Per Share, Basic	$ 0.00	$ 0.00	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic	102,456,356	90,897,168	102,456,356	90,897,168
Earnings Per Share, Diluted	$ 0.00	$ 0.00	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Diluted	102,456,356	90,897,168	102,456,356	90,897,168